CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions	Ordinary Shares Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Noncontrolling Interest Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Noncontrolling Interest CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2018		¥ 0			¥ (107)		¥ 3,713			¥ 2,610		¥ (42)		¥ 145			¥ 6,319
Balance issued (in shares) at Dec. 31, 2018 | shares		2,965,978,880	2,965,978,880
Balance outstanding (in shares) at Dec. 31, 2018 | shares		2,830,760,120	2,830,760,120
Treasury shares, balance (in shares) at Dec. 31, 2018 | shares					30,967,640
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0					14										14
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		28,265,970	28,265,970
Share-based compensation							110										110
Net income										1,769				(8)			1,761
Cash dividends declared/paid/approved										(678)							(678)
Dividends paid to noncontrolling interest holders														(5)			(5)
Capital contribution from noncontrolling interest holders														22			22
Disposal of noncontrolling interest for deconsolidation														3			3
Acquisition of noncontrolling interest							(3)							(36)			(39)
Foreign currency translation adjustments												(7)					(7)
Balance (ASU 2016-13) at Dec. 31, 2019	¥ 0			¥ (107)		¥ 3,834		¥ (7)	¥ 3,694		¥ (49)		¥ 121		¥ (7)	¥ 7,493
Balance at Dec. 31, 2019		¥ 0			¥ (107)		3,834			3,701		(49)		121			7,500
Balance issued (in shares) (ASU 2016-13) at Dec. 31, 2019 | shares	2,994,244,850
Balance issued (in shares) at Dec. 31, 2019 | shares		2,994,244,850	2,994,244,850
Balance outstanding (in shares) (ASU 2016-13) at Dec. 31, 2019 | shares	2,859,026,090
Balance outstanding (in shares) at Dec. 31, 2019 | shares		2,859,026,090	2,859,026,090
Treasury shares, balance (in shares) (ASU 2016-13) at Dec. 31, 2019 | shares				30,967,640
Treasury shares, balance (in shares) at Dec. 31, 2019 | shares					30,967,640
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0					2										2
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		14,543,070	14,543,070
Share-based compensation							122										122
Issuance of ordinary shares in Hong Kong public offering		¥ 0					5,968										5,968
Issuance of ordinary shares in Hong Kong public offering (in shares) | shares		234,854,500	234,854,500
Conversion of Convertible Senior Notes due 2022		¥ 0	$ 2,020				0										0
Conversion of Convertible Senior Notes due 2022 (In shares) | shares		2,020	2,020
Noncontrolling interest recognized from partial disposal														2			2
Noncontrolling interest recognized in connection with acquisitions														3			3
Net income										(2,192)				(12)			(2,204)
Dividends paid to noncontrolling interest holders														(4)			(4)
Capital contribution from noncontrolling interest holders														10			10
Disposal of noncontrolling interest for deconsolidation														0			0
Loss arising from defined benefit plan, net of tax												(27)					(27)
Acquisition of noncontrolling interest							(118)							(18)			(136)
Foreign currency translation adjustments												203					203
Balance at Dec. 31, 2020		¥ 0			¥ (107)		9,808			1,502		127		102			¥ 11,432
Balance issued (in shares) at Dec. 31, 2020 | shares		3,243,644,440	3,243,644,440														3,243,644,440	3,243,644,440
Balance outstanding (in shares) at Dec. 31, 2020 | shares		3,108,425,680	3,108,425,680														3,108,425,680	3,108,425,680
Treasury shares, balance (in shares) at Dec. 31, 2020 | shares					30,967,640												30,967,640	30,967,640
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0															¥ 0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		12,325,470	12,325,470
Share-based compensation							109										109
Conversion of Convertible Senior Notes due 2022		¥ 0					0										0
Conversion of Convertible Senior Notes due 2022 (In shares) | shares		1,340	1,340
Noncontrolling interest recognized in connection with acquisitions														21			21
Net income										(465)				(15)			(480)	$ (75,000,000)
Dividends paid to noncontrolling interest holders														(4)			(4)
Capital contribution from noncontrolling interest holders														16			16
Loss arising from defined benefit plan, net of tax												13					13	2,000,000
Acquisition of noncontrolling interest							(3)							(11)			(14)
Repurchase of shares, Value		¥ 0			¥ 0		0										0
Repurchase of shares (in ordinary shares) | shares		(6,400)	(6,400)
Repurchase of shares (in Treasury Shares) | shares					6,400
Net settlement on shares repurchased for withholding taxes related to share-based awards							50										50
Foreign currency translation adjustments												(99)					(99)	(16,000,000)
Balance at Dec. 31, 2021		¥ 0			¥ (107)		¥ 9,964			¥ 1,037		¥ 41		¥ 109			¥ 11,044	$ 1,732,000,000
Balance issued (in shares) at Dec. 31, 2021 | shares		3,255,971,250	3,255,971,250														3,255,971,250	3,255,971,250
Balance outstanding (in shares) at Dec. 31, 2021 | shares		3,120,746,090	3,120,746,090														3,120,746,090	3,120,746,090
Treasury shares, balance (in shares) at Dec. 31, 2021 | shares					30,974,040												30,974,040	30,974,040